Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Revenue
Revenue

On January 1, 2018, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers and the related amendments (“ASC 606” or “the new revenue standard”) using the modified retrospective method, requiring to recognize the cumulative effect of adopting this guidance as an adjustment to the 2018 opening balance of retained earnings and not retrospectively adjusting prior periods. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU No. 2014-09 indicates that an entity should perform a five-step approach in recognizing revenue, which might require more judgement and estimates compared to existing U.S. GAAP standards. Previously, revenue was recognized from the latter of the completion of the previous voyage and the signing of the next charter party until completion of cargo discharge. Under the new standard, revenue is recognized beginning from when the vessel arrives at the load port until completion of cargo discharge. Voyage costs are recognized over the length of the voyage as the performance obligation is satisfied, while costs to obtain the contract are deferred and amortized during the charter period. The adoption of new standard resulted in an increase in the opening Accumulated deficit balance as of January 1, 2018 of approximately $1,301 as a result of the adjustment of Vessels revenue and Voyage expenses. Having not adopted ASC 606 the Company's: (i) vessel revenues would have been $40,923 for the six-month period ended June 30, 2018, (ii) voyage expenses would have been $18,220 for the six-month period ended June 30, 2018 and (iii) commissions would have been $1,444 as of June 30, 2018. The balance sheet accounts affected are Accounts Receivable Trade, Net, Deferred Voyage Expenses, Trade Accounts and Other Payables and Accrued Liabilities. The total net positive effect in the Company’s consolidated net loss having not adopted ASC 606 would have been $849 for the six-month period ended June 30, 2018.

Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2018 and 2017 were:

Customer	2018	2017
A	27%	10%
B	16%	14%
C	12%	-
D	11%	-
E	-	19%
F	-	12%
Total	66%	55%

Leases
Leases

In February 2016, the FASB issued ASU No. 2016-02 - Leases (ASC 842), and as amended, which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. In July 2018, the FASB issued ASU No. 2018-11, Leases (ASC 842) – Targeted Improvements. The amendments in this Update: (i) provide entities with an additional (and optional) transition method to adopt the new leases standard, under which an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers' requests and (ii) provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if both of the following are met: (a) The timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (b) The lease component, if accounted for separately, would be classified as an operating lease. If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with ASC 606. Otherwise, the entity should account for the combined component as an operating lease in accordance with ASC 842. Under ASC 842, lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. The Company has early adopted ASU 2016-02 and ASU 2018-11 as of June 30, 2018 and has elected the practical expedient of combining the lease and non-lease component(s) as a single component since the time and pattern of transfer of the non-lease component(s) and associated component are the same and the lease components are classified as operating leases. The adoption of ASU 2016-02 and ASU 2018-11 did not have a material impact on the consolidated results of operations, financial condition, or cash flows.

Recent Accounting Standards Adopted and Not Yet Adopted
In August 2016, the FASB issued ASU No. 2016-15 Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments which addresses the following eight specific cash flow issues with the objective of reducing the existing diversity in practice: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company adopted the new guidance on January 1, 2018 and it did not have a material impact on the consolidated results of operations, financial condition, or cash flows.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718). ASU 2017-09 clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. ASU 2017-09 allows companies to make certain changes to awards without accounting for them as modifications. It does not change the accounting for modifications. ASU 2017-09 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017 for all entities. Early adoption is permitted, including adoption in any interim period for which financial statements have not yet been issued or made available for issuance. The adoption of this new accounting guidance did not have a material effect on the Company's Consolidated Financial Statements. The Company adopted the new guidance on January 1, 2018 and it did not have any effect on its consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation which concerns Improvements to Nonemployee Share-Based Payment Accounting. The amendments in this Update affect all entities that enter into share-based payment transactions for acquiring goods and services from nonemployees. The amendments in this Update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. Consistent with the accounting requirement for employee share-based payment awards, nonemployee share-based payment awards within the scope of Topic 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied. Equity-classified nonemployee share-based payment awards are measured at the grant date. The definition of the term grant date is amended to generally state the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award. Generally, the classification of equity-classified nonemployee share-based payment awards will continue to be subject to the requirements of Topic 718 unless modified after the good has been delivered, the service has been rendered, any other conditions necessary to earn the right to benefit from the instruments have been satisfied, and the nonemployee is no longer providing goods or services. This eliminates the requirement to reassess classification of such awards upon vesting. ASU 2018-07 is effective for public business entities in annual periods beginning after December 15, 2018 and interim periods within those years. Early adoption is permitted, including adoption in any interim period for which financial statements have not yet been issued or made available for issuance, but not before an entity adopts the new revenue guidance. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.